Condensed Financial Information of the Parent Company - Schedule of Parent Company Statements of Income and Comprehensive Income (Details) - Separate [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Parent Company Statements of Income and Comprehensive Income [Line Items]
REVENUE
Other operating income, net	1,305	242	156
General and administrative expenses	(1,473)	(6,196)	(1,390)
Research and development expenses
Total operating loss	(168)	(5,954)	(1,234)
Other income and gains	283
Other expenses
Investment income
Fair value loss on financial liabilities at FVTPL		(39,171)	7,194
Finance costs	(630)	(249)
LOSS BEFORE TAX	(515)	(45,374)	5,960
Income tax expense
LOSS FOR THE YEAR	(515)	(45,374)	5,960
TOTAL COMPREHENSIVE (LOSS)/INCOME FOR THE YEAR	$ (515)	$ (45,374)	$ 5,960